Condensed Interim Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	9 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Operating activities:
Net loss for the period	$ (28,073)	$ (8,505)
Items not affecting cash:
Amortization and depreciation	4,206	4,156
Deferred income taxes	(3,935)	(1,209)
Accretion	8	15
Foreign exchange	159	118
Gain on investment	(7)	(21)
Share-based expense	392	1,298
Asset Impairment	21,184	0
Items not affecting cash	(6,066)	(4,148)
Amounts receivable	306	439
Inventory	253	(513)
Unbilled revenue	(759)	(416)
Prepaid expenses	388	184
Accounts payable and accrued liabilities	(87)	1,462
Sales and income taxes payable and receivable	(298)	339
Deferred revenue	993	1,050
Net cash used in operating activities	(5,270)	(1,603)
Investing activities:
Purchases of property and equipment	(440)	(270)
Security depost on leases	0	(157)
Deferred acquisition payment	0	(146)
Sale of QVQ Holdings BV shares	0	121
Net cash used in investing activities	(440)	(452)
Financing activities:
Proceeds on share issuance, net of transaction costs	12,211	935
Repayment of leases	(1,142)	(1,037)
Proceeds on debenture issuance, net of transaction costs	4,242	0
Net cash provided by (used in) financing activities	15,311	(102)
Increase (decrease) in cash during the period	9,601	(2,157)
Foreign exchange	(141)	80
Cash - beginning of the period	3,545	8,366
Cash - end of the period	13,005	6,289
Cash is comprised of:
Cash	12,915	6,204
Restricted cash	90	85
Cash paid for interest	0	0
Cash paid for income tax	$ 0	$ 0